Exhibit 99.1

World Omni Auto Receivables Trust 2019-C
Monthly Servicer Certificate
April 30, 2021

Dates Covered
Collections Period	04/01/21 - 04/30/21
Interest Accrual Period	04/15/21 - 05/16/21
30/360 Days	30
Actual/360 Days	32
Distribution Date	05/17/21

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 03/31/21	548,741,221.38	31,639
Yield Supplement Overcollateralization Amount 03/31/21	17,713,997.17	0
Receivables Balance 03/31/21	566,455,218.55	31,639
Principal Payments	28,763,982.25	1,173
Defaulted Receivables	648,419.62	34
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 04/30/21	16,506,498.26	0
Pool Balance at 04/30/21	520,536,318.42	30,432

Pool Statistics	$ Amount	# of Accounts
Pool Factor	47.71%
Prepayment ABS Speed	1.78%
Aggregate Starting Principal Balance	1,125,526,442.29	48,208

Delinquent Receivables:
Past Due 31-60 days	2,883,236.87	135
Past Due 61-90 days	929,251.09	43
Past Due 91-120 days	182,076.61	9
Past Due 121+ days	0.00	0
Total	3,994,564.57	187

Total 31+ Delinquent as % Aggregate Ending Principal Balance	0.74%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.21%
Delinquency Trigger Occurred	NO

Recoveries	574,198.38
Aggregate Net Losses/(Gains) - April 2021	74,221.24
Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses Ratio	0.16%
Prior Net Losses Ratio	0.08%
Second Prior Net Losses Ratio	0.15%
Third Prior Net Losses Ratio	0.80%
Four Month Average	0.30%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.66%

Overcollateralization Target Amount	5,986,167.66
Actual Overcollateralization	5,986,167.66
Weighted Average APR	4.60%
Weighted Average APR, Yield Adjusted	6.40%
Weighted Average Remaining Term	46.22

Flow of Funds	$ Amount
Collections	31,484,301.26
Investment Earnings on Cash Accounts	538.56
Servicing Fee	(472,046.02)
Transfer to Collection Account	-
Available Funds	31,012,793.80

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	793,582.53
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	59,400.00
(5) Noteholders' Second Priority Principal Distributable Amount	5,694,378.91
(6) Class C Interest	32,400.00
(7) Noteholders' Third Priority Principal Distributable Amount	16,200,000.00
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	5,986,167.66
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	2,246,864.70

Total Distributions of Available Funds	31,012,793.80

Servicing Fee	472,046.02
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	1,028,630,000.00
Original Class B	32,400,000.00
Original Class C	16,200,000.00

Total Class A, B, & C
Note Balance @ 04/15/21	542,430,697.33
Principal Paid	27,880,546.57
Note Balance @ 05/17/21	514,550,150.76

Class A-1
Note Balance @ 04/15/21	0.00
Principal Paid	0.00
Note Balance @ 05/17/21	0.00
Note Factor @ 05/17/21	0.0000000%

Class A-2a
Note Balance @ 04/15/21	63,428,489.83
Principal Paid	23,038,104.48
Note Balance @ 05/17/21	40,390,385.35
Note Factor @ 05/17/21	13.0611775%

Class A-2b
Note Balance @ 04/15/21	13,332,207.50
Principal Paid	4,842,442.09
Note Balance @ 05/17/21	8,489,765.41
Note Factor @ 05/17/21	13.0611776%

Class A-3
Note Balance @ 04/15/21	336,770,000.00
Principal Paid	0.00
Note Balance @ 05/17/21	336,770,000.00
Note Factor @ 05/17/21	100.0000000%

Class A-4
Note Balance @ 04/15/21	80,300,000.00
Principal Paid	0.00
Note Balance @ 05/17/21	80,300,000.00
Note Factor @ 05/17/21	100.0000000%

Class B
Note Balance @ 04/15/21	32,400,000.00
Principal Paid	0.00
Note Balance @ 05/17/21	32,400,000.00
Note Factor @ 05/17/21	100.0000000%

Class C
Note Balance @ 04/15/21	16,200,000.00
Principal Paid	0.00
Note Balance @ 05/17/21	16,200,000.00
Note Factor @ 05/17/21	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	885,382.53
Total Principal Paid	27,880,546.57
Total Paid	28,765,929.10

Class A-1
Coupon	1.90481%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2a
Coupon	1.96000%
Interest Paid	103,599.87
Principal Paid	23,038,104.48
Total Paid to A-2a Holders	23,141,704.35

Class A-2b
One-Month Libor	0.11463%
Coupon	0.34463%
Interest Paid	4,084.16
Principal Paid	4,842,442.09
Total Paid to A-2b Holders	4,846,526.25

Class A-3
Coupon	1.96000%
Interest Paid	550,057.67
Principal Paid	0.00
Total Paid to A-3 Holders	550,057.67

Class A-4
Coupon	2.03000%
Interest Paid	135,840.83
Principal Paid	0.00
Total Paid to A-4 Holders	135,840.83

Class B
Coupon	2.20000%
Interest Paid	59,400.00
Principal Paid	0.00
Total Paid to B Holders	59,400.00

Class C
Coupon	2.40000%
Interest Paid	32,400.00
Principal Paid	0.00
Total Paid to C Holders	32,400.00

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	0.8219067
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	25.8817027
Total Distribution Amount	26.7036094

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2a Interest Distribution Amount	0.3350145
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	74.4991090
Total A-2a Distribution Amount	74.8341235

A-2b Interest Distribution Amount	0.0628332
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	74.4991091
Total A-2b Distribution Amount	74.5619423

A-3 Interest Distribution Amount	1.6333333
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	1.6333333

A-4 Interest Distribution Amount	1.6916666
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	1.6916666

B Interest Distribution Amount	1.8333333
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	1.8333333

C Interest Distribution Amount	2.0000000
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	2.0000000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	204.24
Noteholders' Third Priority Principal Distributable Amount	581.05
Noteholders' Principal Distributable Amount	214.71

Account Balances	$ Amount
Reserve Account
Balance as of 04/15/21	2,699,840.43
Investment Earnings	221.91
Investment Earnings Paid	(221.91)
Deposit/(Withdrawal)	-
Balance as of 05/17/21	2,699,840.43
Change	-

Required Reserve Amount	2,699,840.43

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$1,372,619.44	$1,755,141.00	$2,820,532.00
Number of Extensions	64	73	125
Ratio of extensions to Beginning of Period Receivables Balance	0.24%	0.29%	0.45%